[Allspring Funds Letterhead]

May 26, 2022

Via EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Allspring Funds Trust
Registration Nos. 333-74295; 811-09253

Ladies and Gentlemen:

In connection with the registration of Allspring Funds Trust (the “Trust”) as an investment company under the Investment Company Act of 1940 (the “1940 Act”), and the issuance of shares by it under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting herewith for filing, pursuant to Rule 485(a) of the 1933 Act and Regulation S-T, the Trust’s Post-Effective Amendment No. 747 to its Registration Statement under the 1933 Act and Amendment No. 748 to its Registration Statement under the 1940 Act on Form N-1A for the purpose of adding the following new series, Allspring Dynamic Target 2065 Fund.

If you have any questions or require additional information to assist you in your review of this filing, please contact me at 617-895-9401.

Very truly yours,

/s/ Maureen Towle
Maureen Towle
Senior Counsel